Summary of Assets of Companys Defined Benefit Pension Plans at Fair Values (Detail) In Millions, unless otherwise specified	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD	Dec. 31, 2012 Cash and Cash Equivalents CAD	Dec. 31, 2011 Cash and Cash Equivalents CAD	Dec. 31, 2012 Government bonds CAD		Dec. 31, 2011 Government bonds CAD		Dec. 31, 2012 Corporate Debt Securities CAD		Dec. 31, 2011 Corporate Debt Securities CAD		Dec. 31, 2012 Mortgages CAD		Dec. 31, 2011 Mortgages CAD		Dec. 31, 2012 Equity Securities, Other Canada CAD	Dec. 31, 2011 Equity Securities, Other Canada CAD	Dec. 31, 2012 Equity Securities, Other U.S. and international CAD	Dec. 31, 2011 Equity Securities, Other U.S. and international CAD	Dec. 31, 2012 Real Estate CAD		Dec. 31, 2011 Real Estate CAD		Dec. 31, 2012 Infrastructure CAD		Dec. 31, 2011 Infrastructure CAD		Dec. 31, 2012 Derivative Financial Instruments, Assets CAD		Dec. 31, 2011 Derivative Financial Instruments, Assets CAD	Dec. 31, 2012 Fair Value, Inputs, Level 1 CAD	Dec. 31, 2011 Fair Value, Inputs, Level 1 CAD	Dec. 31, 2012 Fair Value, Inputs, Level 1 Cash and Cash Equivalents CAD	Dec. 31, 2011 Fair Value, Inputs, Level 1 Cash and Cash Equivalents CAD	Dec. 31, 2012 Fair Value, Inputs, Level 1 Equity Securities, Other Canada CAD	Dec. 31, 2011 Fair Value, Inputs, Level 1 Equity Securities, Other Canada CAD	Dec. 31, 2012 Fair Value, Inputs, Level 1 Equity Securities, Other U.S. and international CAD	Dec. 31, 2011 Fair Value, Inputs, Level 1 Equity Securities, Other U.S. and international CAD	Dec. 31, 2012 Fair Value, Inputs, Level 2 CAD	Dec. 31, 2011 Fair Value, Inputs, Level 2 CAD	Dec. 31, 2012 Fair Value, Inputs, Level 2 Cash and Cash Equivalents CAD	Dec. 31, 2011 Fair Value, Inputs, Level 2 Cash and Cash Equivalents CAD	Dec. 31, 2012 Fair Value, Inputs, Level 2 Government bonds CAD		Dec. 31, 2011 Fair Value, Inputs, Level 2 Government bonds CAD		Dec. 31, 2012 Fair Value, Inputs, Level 2 Corporate Debt Securities CAD		Dec. 31, 2011 Fair Value, Inputs, Level 2 Corporate Debt Securities CAD		Dec. 31, 2012 Fair Value, Inputs, Level 2 Mortgages CAD		Dec. 31, 2011 Fair Value, Inputs, Level 2 Mortgages CAD		Dec. 31, 2012 Fair Value, Inputs, Level 2 Equity Securities, Other Canada CAD	Dec. 31, 2011 Fair Value, Inputs, Level 2 Equity Securities, Other Canada CAD	Dec. 31, 2012 Fair Value, Inputs, Level 2 Equity Securities, Other U.S. and international CAD	Dec. 31, 2011 Fair Value, Inputs, Level 2 Equity Securities, Other U.S. and international CAD	Dec. 31, 2012 Fair Value, Inputs, Level 2 Derivative Financial Instruments, Assets CAD		Dec. 31, 2011 Fair Value, Inputs, Level 2 Derivative Financial Instruments, Assets CAD	Dec. 31, 2012 Fair Value, Inputs, Level 3 CAD	Dec. 31, 2011 Fair Value, Inputs, Level 3 CAD	Dec. 31, 2011 Fair Value, Inputs, Level 3 Mortgages CAD		Dec. 31, 2012 Fair Value, Inputs, Level 3 Real Estate CAD		Dec. 31, 2011 Fair Value, Inputs, Level 3 Real Estate CAD		Dec. 31, 2012 Fair Value, Inputs, Level 3 Infrastructure CAD		Dec. 31, 2011 Fair Value, Inputs, Level 3 Infrastructure USD ($)	Dec. 31, 2011 Fair Value, Inputs, Level 3 Infrastructure CAD
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	9,763	9,215	77	347	2,810	[1]	2,839	[1]	1,249	[1]	1,264	[1]	34	[1]	22	[1]	1,158	963	3,329	2,340	779	[2]	691	[2]	333	[1]	294	[2]	(6)	[3]	455	4,516	3,240	70	48	1,130	882	3,316	2,310	4,135	4,986	7	299	2,810	[1]	2,839	[1]	1,249	[1]	1,264	[1]	34	[1]	18	[1]	28	81	13	30	(6)	[3]	455	1,112	989	4	[1]	779	[2]	691	[2]	333	[1]	$ 294	294	[2]

[1]	Government & Corporate Bonds: Fair values for bonds are based on market prices supplied by external vendors. When a market price is not available from independent sources, the bonds are valued at the last available price. Mortgages: The fair value measurement of $34 million (2011 - $18 million) of mortgages categorized as Level 2 is based on current market yields of financial instruments of similar maturity, coupon and risk factors.
[2]	Real Estate: The fair value of real estate investments of $779 million (2011 - $691 million) is based on property appraisals which use a number of approaches that typically include a discounted cash flow analysis, a direct capitalization income method and/or a direct comparison approach. Appraisals of real estate investments are generally performed semi-annually by qualified external accredited appraisers. Infrastructure: Infrastructure fund values of $333 million (2011 - $294 million) are based on the fair value of the fund assets as calculated by the fund manager, generally using a discounted cash flow analysis that takes into account current market conditions and recent sales transactions where practical and appropriate.
[3]	The Company's pension funds may utilize the following derivative instruments: equity futures to replicate equity index returns (Level 2); currency forwards to partially hedge foreign currency exposures (Level 2); bond forwards to reduce asset/liability interest rate risk exposures (Level 2); interest rate swaps to manage duration and interest rate risk (Level 2); credit default swaps to manage credit risk (Level 2); and options to manage interest rate risk and volatility (Level 2). At December 31, 2012 the pension funds' utilization of derivatives was primarily currency forwards.